Operating lease liability - Analyzed for reporting purpose (Details)	Sep. 30, 2022 USD ($)
Operating lease liability
Operating Lease Liability-noncurrent	$ 57,852
Operating Lease Liability-current	163,403
Total operating lease liabilities	$ 221,255